Other disclosures	6 Months Ended
Jun. 30, 2020
Other disclosures
Other disclosures	Other disclosures
a) Valuation techniques for financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2020 and 31 December 2019, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	Million euros
	30-06-2020			31-12-2019
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	40,627	83,518	124,145	44,581	63,649	108,230
Non-trading financial assets mandatorily at fair value through profit or loss	1,528	4,374	5,902	1,530	3,381	4,911
Financial assets at fair value through profit and loss	2,374	88,994	91,368	2,572	59,497	62,069
Financial assets at fair value through other comprehensive income	94,646	27,914	122,560	103,089	22,619	125,708
Hedging derivatives (assets)	—	11,999	11,999	—	7,216	7,216
Financial liabilities held for trading	11,707	85,993	97,700	9,781	67,358	77,139
Financial liabilities designated at fair value through profit or loss	2,129	57,490	59,619	1,484	59,511	60,995
Hedging derivatives (liabilities)	—	6,583	6,583	—	6,048	6,048
Liabilities under insurance contracts	—	2,246	2,246	—	739	739
Financial instruments at fair value, determined on the basis of published price quotations in active markets (Level 1), include government debt instruments, private-sector debt instruments, derivatives traded in organised markets, securitised assets, shares, short positions and fixed-income securities issued.
In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (Level 2) and, in some cases, they use significant inputs not observable in market data (Level 3).
In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
During the first six months of 2020, the Group did not make any material transfers of financial instruments between measurement levels other than the transfers included in level 3 table.
The Group has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group's units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies). The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The most important products and families of derivatives, and the related valuation techniques and inputs, by asset class, are detailed in the consolidated annual accounts as at 31 December 2019.
As of 30 June 2020, the CVA (Credit Valuation Adjustment) accounted for was EUR 477.4 million (an increase of 75.5% compared to 31 December 2019 year end) and adjustments of DVA (Debt Valuation Adjustment) was EUR 250.1 million (46.2% compared to 31 December 2019). During the last quarter the main credit spreads were reduced by almost 30% although the markets still reflect levels much higher than those at the start of the COVID-19 pandemic.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) at 30 June 2020 and 31 December 2019:

	Million euros		Million euros
	Fair values calculated using internal models at 30-06-2020(*)		Fair values calculated using internal models at 31-12-2019 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	207,898	8,901	149,711	6,651
Financial assets held for trading	82,851	667	63,051	598
Credit institutions	6	—	—	—	Present value method	Yield curves, FX market prices
Customers (**)	289	—	355	—	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	692	42	760	65	Present value method	Yield curves, FX market prices
Derivatives	81,864	625	61,936	533
Swaps	67,644	164	51,594	182	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,157	8	469	8	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,443	264	3,073	177	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	760	—	190	—	Present value method	Yield curves, FX market prices
Index and securities options	1,781	142	1,164	95	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity.
Other	7,079	47	5,446	71	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others.
Hedging derivatives	11,999	—	7,216	—
Swaps	9,305	—	6,485	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	27	—	25	—	Black-Scholes Model	Yield curves, FX maket prices, Volatility surfaces, Liquidity
Other	2,667	—	706	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,886	2,488	1,780	1,601		Yield curves, FX and EQ market prices, Others
Equity instruments	1,235	555	1,272	550	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	638	145	498	675	Present value method	Yield curves
Loans and receivables (**)	13	1,788	10	376	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	88,456	538	58,833	664
Central banks	4,862	—	6,474	—	Present value method	Yield curves, FX market prices
Credit institutions	49,791	162	21,598	50	Present value method	Yield curves, FX market prices
Customers (****)	33,598	23	30,729	32	Present value method	Yield curves, FX market prices, HPI
Debt instruments	205	353	32	582	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	22,706	5,208	18,831	3,788
Equity instruments	102	295	98	407	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	19,084	142	17,486	188	Present value method	Yield curves, FX market prices
Loans and receivables	3,520	4,771	1,247	3,193	Present value method	Yield curves, FX market prices and Credit curves
LIABILITIES	151,391	921	132,582	1,074
Financial liabilities held for trading	85,717	276	67,068	290
Central banks	—	—	—	—	Present value method	Yield curves, FX market prices
Credit institutions	—	—	—	—	Present value method	Yield curves, FX market prices
Customers	—	—	—	—	Present value method	Yield curves, FX market prices
Derivatives	82,360	276	61,789	290
Swaps	66,566	111	49,927	115	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	1,134	1	658	1	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidit
Interest rate options	4,831	53	4,291	34	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,990	95	1,309	88	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	936	4	20	2	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others.
Other	6,903	12	5,584	50	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	3,357	—	5,279	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	6,583	—	6,048	—
Swaps	5,887	—	4,737	—	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	12	—	10	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	684	—	1,301	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	56,845	645	58,727	784	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	2,246	—	739	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
(*) The internal models of Level 2 implement figures based on the parameters observed in the market, while Level 3 internal models uses significant inputs that are not observable in market data.
(**) Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(***) Includes credit risk derivatives with a negative net fair value of EUR 0 and EUR 6 million recognised in the interim condensed consolidated balance sheet 30 June 2020 and 31 December 2019. These assets and liabilities are measured using the Standard Gaussian Copula Model.
(****) Includes residential mortgages to financial institutions in the United Kingdom (which are regulated and partly financed by the Government). The fair value of these loans has been obtained using observable market variables, including current market transactions of similar amount and guarantees provided by the UK Housing Association. Given that the Government is involved in these entities, credit risk spreads have remained stable and homogeneous in this sector. The results arising from the valuation model are contrasted against current market transactions.
The measurements obtained using the internal models might have been different had other methods or assumptions been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognised in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.
Level 3 financial instruments
Set forth below are the Group's main financial instruments measured using unobservable market data that constitute significant inputs of the internal models (Level 3):
-  Instruments in Santander UK's portfolio (loans, debt instruments and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt instruments, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth rate of that rate, its volatility and mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid:
•The HPI spot rate: for some instruments the NSA HPI spot rate, which is directly observable and published on a monthly basis, is used. For other instruments where regional HPI rates must be used (published quarterly), adjustments are made to reflect the different composition of the rates and adapt them to the regional composition of Santander UK's portfolio.
•HPI growth rate: this is not always directly observable in the market, especially for long maturities, and is estimated in accordance with existing quoted prices. To reflect the uncertainty implicit in these estimates, adjustments are made based on an analysis of the historical volatility of the HPI, incorporating reversion to the mean.
•HPI volatility: the long-term volatility is not directly observable in the market but is estimated on the basis of more short-term quoted prices and by making an adjustment to reflect the existing uncertainty, based on the standard deviation of historical volatility over various time periods.
•Mortality rates: these are based on published official tables and adjusted to reflect the composition of the customer portfolio for this type of product at Santander UK.
-  Callable interest rate trading derivatives (Bermudan style options) where the main unobservable input is mean reversion of interest rates.
-  Derivatives of negotiation on interest rates, taking asset securitisations and with the redemption rate (CPR) as the main unobservable input as an underlying asset.
- Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
- Derivatives on long-term interest rate volatility and FX where volatility is not observable in the market at the indicated term.
-  Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
- Derivatives on long-term interest rate and FX in some Latam units (mainly Brazil), where for certain underlyings it is not possible to demonstrate observability to these terms.
-  Debt instruments in Latam units linked to certain illiquid interest rates, for which there is no reasonable market observability.
-  Illiquid equity in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
- Syndicated loans with the HTC&S business model (Hold to collect and sale) and classified in the fair value category with changes in other accumulated global result, where the cost of liquidity is not directly observable in the market, as well as the prepayment option in favour of the borrower.
- Loans mandatorily at fair value through profit and loss in SCUSA, for which there are no observable market prices and certain valuation inputs associated with their credit risk are also unobservable.
The net amount recorded in the results of the first six months of 2020 resulting from the aforementioned valuation models which main inputs are unobservable market data (Level 3) amounts to EUR 56 million benefit approximately (EUR 68 million in the first six months of 2019).
The table below shows the effect, at 30 June 2020, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (in million euros)
(Level 3)					Unfavourable scenario	Favorable scenario
Financial assets held for trading ( assets)
Trading derivatives	Present Value Method	Curves on TAB indixes(*)	(a)	(a)	(0.2)	0.2
	Present Value model, modified Black-Scholes	HPI forward growth rate	0%-5%	2.53%	(22.8)	22.2
		HPI spot	n/a	427.73 (**)	(8.3)	8.3
Caps/Floors	Black Model	No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated based on the differential between the corresponding fixings.	Curva MXNTIIE28 + (-25bp, -3bp)	-14bp	0.015	0.002
Cross Currency Swaps	Forward Estimation	- No interest rate curve observable in the market referenced to MXNTIIE91. It is valued with the MXNTIIE28 swap curve and an FVA is calculated based on the differential between the corresponding fixings. MXN long term fees	Bid Offer Spread IRS TIIE 0bp - 18bp X-CCY USD/MXN 3bp - 10bp Swaps UDI/MXN 5bp - 20bp	IRS TIIE 8bp X-CCY MXN/USD 7bp Swaps UDI/MXN 13bp	(0.326)	0.339
Interest Rate Swaps (Swaps Lock In)	Forward Estimation (open fórmula)	Prepayment rate	6% - 12%	7.00%	—	—
Interest Rate Swaps	Forward Estimation (open fórmula)	- No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated based on the differential between the corresponding fixings.	Curva MXNTIIE91 = Curva MXNTIIE28 + (-25bp, -3bp) Bid Offer Spread IRS TIIE 0bp - 18bp X-CCY USD/MXN 3bp - 10bp Swaps UDI/MXN 5bp - 20bp	TIIE91 -14bp IRS TIIE 8bp X-CCY MXN/USD 7bp Swaps UDI/MXN 13bp	0.888	0.242
Financial assets at fair value through other comprehensive income
Debt instruments and equity holdings	Present Value Method, others	Contingencies for litigations	0%-100%	26%	(32.4)	11.4
	Present Value Method, others	Late payment and prepayment rate, capital cost, long-term profit growth rate	(a)	(a)	(15.9)	15.9
	Present Value Method, others	Interest curves, FX Market Prices and Credit Curves	(a)	(a)	(31.9)	31.9
Loans and advances to customers	Local Volatility	Long term volatility	n/a	34%	244.9	(313.8)
Financial assets mandatorily designated at fair value through profit and loss
Credit to customers	Weighted average by probability (according to forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%-5%	2.66%	(6.7)	5.9
Debt instruments and equity instruments		HPI spot rate	n/a	427.73 (**)	(6.4)	6.4
	TD Black	Spain Volatility	n/a	4.7%	2.2	(11.5)
	Asset Swap and CDS Model	Model – Interest Rate Curves and Credit	n/a	7.7%	(19.8)	4.4
	Cvx. Adj (SLN)	Long term volatility	n/a	8.0%	(121.2)	105.1
	Preset Value Model, other	Credit Spreads	0.12% - 0.39%	0.2%	—	—
Financial liabilities held for trading
Trading derivatives	Present Value method, modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.39%	(6.9)	6.3
		HPI spot	n/a	414.19 (**)	(3.9)	4.4
		Curves on TAB indixes (*)	(a)	(a)	—	—
	Discounted flows denominated in different currencies	This is a Balance Guaranteed Swap, which as it did not have the appropriate valuation model, was completely covered Back-to-Back (both IRS clauses contain same conditions for repayments)	n/a	n/a	0	0
	Discounted flows denominated in different currencies	No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated (*)	Curva MXNTIIE28 + (-20bp, 9.5bp)	-5bp	(0.039)	0.082
Hedging derivatives (liabilities)
Hedging derivatives	Advanced models of local and stochastic volatility	Correlation between prices of shares	55%-75%	65%	n/a	n/a
	Advanced multi-factor interest rates models	Mean reversion of interest rates	0.0001-0.03	0.01 (***)	—	0
Financial liabilities designated at fair value through profit or loss
Customer deposits	Flow Discounting Method	Curve specified by the local regulator	Curva (IGPM + 6%) + 100bps	Curva (IGPM + 6%) + 100bps	(30)	30
(*) TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average deposit interest rates (over 30, 90, 180 and 360 days) published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (Unidad de Fomento - UF).
(**) There are national and regional HPI indices. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is a change of 10%.
(***) Theoretical average value of the parameter. The change arising on a favourable scenario is from 0.0001 to 0.03. An unfavourable scenario is not considered as there is insufficient margin for an adverse change from the current parameter level.
(a) The exercise was conducted for the unobservable inputs described in the “main unobservable inputs” column under probable scenarios. The range and weighted average value used are not shown because the aforementioned exercise was conducted jointly for various inputs or variants thereof (e.g. the TAB input comprises vector-time curves, for which there are also nominal yield curves and inflation-indexed yield curves), and it was not possible to break down the results separately by type of input. In the case of the TAB curve the gain or loss is reported for changes of +/-100b.p. for the total sensitivity to this index in CLP and CLF. The same is applicable to the MXN interest rates.
(b) The Group calculates the potential impact on the measurement of each instrument on a joint basis, regardless of whether the individual value is positive (assets) or negative (liabilities), and discloses the joint effect associated with the related instruments classified on the asset side of the consolidated balance sheet.
* Note: Null impacts in Quanto options arise because the position is completely covered back.to-back.
Null impacts on Interest Rate Swaps (Swaps Lock In) arise because the prepaid risk is fully covered.
Lastly, the changes in the financial instruments classified as Level 3 in the first six months of 2020 were as follows:

	01-01-2020	Changes						30-06-2020
Million euros	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	598	33	(43)	163	—	(18)	(66)	667
Debt instruments	65	1	(20)	2	—	—	(6)	42
Trading derivatives	533	32	(23)	161	—	(18)	(60)	625
Swaps	182	—	(7)	10	—	(8)	(13)	164
Exchange rate options	8	—	—	1	—	—	(1)	8
Interest rate options	177	14	(11)	84	—	—	—	264
Index and securities options	95	18	(3)	79	—	(10)	(37)	142
Other	71	—	(2)	(13)	—	—	(9)	47
Hedging derivatives (Assets)	—	—	—	—	—	—	—	—
Trading financial assets at fair value through profit or loss	664	191	(11)	(2)	—	(160)	(144)	538
Credit institutions	50	164	—	(2)	—	(50)	—	162
Loans and advances to customers	32	—	(11)	2	—	—	—	23
Debt instruments	582	27	—	(2)	—	(110)	(144)	353
Non-trading financial assets mandatorily at fair value through profit or loss	1,601	1,543	(238)	(38)	—	—	(380)	2,488
Loans and advances to customers	376	1,531	(80)	10	—	—	(49)	1,788
Debt instruments	675	—	(139)	(56)	—	—	(335)	145
Equity instruments	550	12	(19)	8	—	—	4	555
Financial assets at fair value through other comprehensive income	3,788	4,361	(3,162)	—	(355)	438	138	5,208
TOTAL ASSETS	6,651	6,128	(3,454)	123	(355)	260	(452)	8,901
Financial liabilities held for trading	290	17	(6)	91	—	(71)	(45)	276
Trading derivatives	290	17	(6)	91	—	(71)	(45)	276
Swaps	115	—	5	25	—	(27)	(7)	111
Exchange rate options	1	—	—	1	—	—	(1)	1
Interest rate options	34	—	(2)	21	—	—	—	53
Index and securities options	88	14	(3)	69	—	(44)	(29)	95
Interest rate and equity futures	2	3	—	—	—	—	(1)	4
Others	50	—	(6)	(25)	—	—	(7)	12
Hedging derivatives (Liabilities)	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	784	4	(1)	(24)	—	—	(118)	645
TOTAL LIABILITIES	1,074	21	(7)	67	—	(71)	(163)	921
 Sovereign risk with peripheral European countries
The detail at 30 June 2020 and 31 December 2019, by type of financial instrument, of the Group credit institutions’ sovereign risk exposure to Europe’s peripheral countries and of the short positions exposed to them, taking into consideration the scope established by the European Banking Authority (EBA) in the analyses performed on the capital needs of European credit institutions (See Note 54 to the consolidated annual accounts for 2019), is as follows:

Sovereign risk by country of issuer/borrower at 30 June 2020 (*)
	Million euros
	Debt instruments							MtM Derivatives (***)
	Financial assets held for trading and Financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	7,180	(3,659)	10,328	—	994	10,374	25,217	565	—
Portugal	224	(485)	4,184	—	648	4,078	8,649	—	—
Italy	220	(192)	920	—	1,455	19	2,422	1	(1)
Ireland	—	—	—	—	—	—	—	(11)	—
(*) Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 14,926 million (of which EUR 13,132 million, EUR 1,300 million, EUR 482 million and EUR 12 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 4,526 million (of which EUR 3,996 million, EUR 242 million and EUR 288 million to Spain, Portugal and Italy, respectively).
(**) Presented without taking into account the valuation adjustments recognised (EUR 16 million).
(***) "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2019 (*)
	Million euros
	Debt instruments							MtM Derivatives (***)
	Financial assets held for trading and Financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	9,090	(3,886)	19,961	—	208	9,993	35,366	474	—
Portugal	31	(777)	5,450	—	577	3,408	8,689	—	—
Italy	1,095	(452)	1,631	—	442	19	2,735	5	(5)
Ireland	—	—	—	—	—	—	—	—	—
(*) Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 14,517 million (of which EUR 12,756 million, EUR 1,306 million, EUR 453 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure different to derivatives –contingent liabilities and commitments – amounting to EUR 6,299 million (EUR 5,808 million, EUR 224 million and EUR 267 million to Spain, Portugal and Italy, respectively).
(**) Presented without taking into account the valuation adjustments recognised (EUR 17 million).
(***)"Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.
The detail of the Group’s other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at 30 June 2020 and 31 December 2019 is as follows:

Exposure to other counterparties by country of issuer/borrower at 30 June 2020 (*)
	Million euros
			Debt instruments						Derivatives (***)
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and Financial assets designated at FVTPL	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	43,944	5,978	569	1,308	2	128	208,880	260,809	2,961	49
Portugal	6,784	239	150	18	—	3,569	34,259	45,019	824	—
Italy	188	11,355	463	581	—	114	12,651	25,352	1,163	(1)
Greece	—	—	—	—	—	—	12	12	—	—
Ireland	—	—	56	1,983	540	26	11,670	14,275	143	—
(*) Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 73,618 million, EUR 7,856 million, EUR 4,132 million and EUR 782 million to counterparties in Spain, Portugal, Italy and Ireland, respectively.
(**) Presented without taking into account valuation adjustments or impairment corrections (EUR 8,023 million).
(***)“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2019 (*)
	Million euros
			Debt instruments						Derivatives (***)
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and Financial assets designated at FVTPL	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	21,696	7,627	656	1,195	321	1,501	194,817	227,813	2,417	2
Portugal	2,814	409	190	32	—	2,956	33,403	39,804	931	—
Italy	182	6,243	625	606	—	153	12,284	20,093	512	—
Greece	—	—	—	—	—	—	12	12	—	—
Ireland	—	—	55	1,718	592	22	11,875	14,262	232	—
(*) Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 77,468 million, EUR 7,749 million, EUR 4,948 million, EUR 201 million and EUR 996 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.
(**) They are presented without taking into account valuation adjustments or impairment corrections (EUR 7,322 million).
(***)“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.
Following is certain information on the notional amounts of the CDSs detailed in the foregoing tables at 30 June 2020 and 31 December 2019:

30-06-2020
Million euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	914	249	665	42	7	49
Portugal	Sovereign	—	—	—	—	—	—
	Other	26	—	26	—	—	—
Italy	Sovereign	325	199	126	(2)	1	(1)
	Other	287	150	137	(1)	—	(1)
Greece	Sovereign	—	—	—	—	—	—
	Other	—	—	—	—	—	—
Ireland	Sovereign	—	—	—	—	—	—
	Other	—	25	(25)	—	—	—

31-12-2019
Million euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	127	340	(213)	(2)	4	2
Portugal	Sovereign	27	27	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	314	9	305	(5)	—	(5)
	Other	60	60	—	(2)	2	—

c) Refinancing and restructured transactions
The following forms are use with the meanings specified below:
•Refinancing transaction: transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the borrower, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.
•Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.
For maximum guarantees amount, we will consider as follows:
•Real guarantees: the appraisal amount or valuation amount of the real guarantees received; for each transaction it cannot be higher than the covered amount of exposure.
The table below shows the changes of these balances during the first six months of 2020:

Million euros
Carrying amount	30-06-2020
Beginning balances	23,430
Refinancing and restructuring of the period	5,145
Memorandum items: impact recorded in the income statement for the period	1,294
Debt repayment	(2,733)
Foreclosures	(120)
Derecognised from the consolidated balance sheet	(764)
Other variations	(1,737)
Balances at end of year	23,221

d) Real estate business – Spain
i) Portfolio of home purchase loans to families
Home purchase loans granted to families in Spain on 30 June 2020 amounted to EUR 61,390 million. Of which mortgage guarantees are 99.40%.

	Million euros
	30-06-2020
	Gross Amount	Of which: Non-performing
Home purchase loans to families	61,390	2,664
- Without mortgage guarantee	369	52
- With mortgage guarantee	61,021	2,612
The risk profile of the home purchase mortgage loan portfolio in Spain remained at a medium-low level, with limited prospects of additional impairment:
•Principal is repaid on all mortgages from the start.
•Early repayment is common so the average life of the transaction is well below that of the contract.
•High quality of collateral concentrated almost exclusively in financing the first home.
•Average affordability rate at the end of June stood at 26.51%.
•86% of the portfolio has a LTV below 80%, calculated as total risk/latest available house appraisal.

	30-06-2020
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	TOTAL
Gross amount	16,005	18,521	17,713	5,394	3,388	61,021
Of which: watchlist /non performing	224	298	421	434	1,235	2,612
ii) Financing construction and property development
At 30 June 2020 the financing amount related to construction and real estate business in Spain amounted to EUR 2,936 million net of allowances.

	30-06-2020
Million euros	Gross Amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	3,031	374	95
Of which: watchlist/ non-performing	238	25	81
Memorandum items: Written-off assets	924

30-06-2020
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	247,029
Total consolidated assets (Total business) (book value)	1,572,881
Impairment losses and provision for exposure classified as normal (business in Spain)	1,727
At the end 30 June 2020 the concentration of this portfolio was as follows:

Loans: gross amount
Million euros	30-06-2020
1. Without mortgage guarantee	148
2. With mortgage guarantee	2,883
2.1 Completed buildings	1,695
2.1.1 Residential	1,000
2.1.2 Other	695
2.2 Buildings and other constructions under construction	1,082
2.2.1 Residential	1,020
2.2.2 Other	62
2.3 Land	106
2.3.1 Developed consolidated land	65
2.3.2 Other land	41
Total	3,031
e) Foreclosed real estate assets
The following table shows the breakdown at 30 June 2020 of the foreclosed assets for the Spanish business:

	30-06-2020
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,961	3,562	2,511	3,399
Of which:
Completed Buildings	2,202	771	545	1,431
Residential	562	147	99	415
Other	1,640	624	446	1,016
Buildings under construction	184	76	39	108
Residential	184	76	39	108
Other	—	—	—	—
Land	4,575	2,715	1,927	1,860
Developed Land	1,587	857	530	730
Other land	2,988	1,858	1,397	1,130
Property assets from home purchase mortgage loans to households	929	292	181	637
Other foreclosed property assets	253	91	56	162
Total property assets	8,143	3,945	2,748	4,198

In addition, the Group holds an ownership interest in entities holding property assets foreclosed or received in payment of debts amounting to EUR 1,074 million, mainly in Project Quasar Investments 2017, S.L., and equity instruments foreclosed or received in payment of debts amounting to EUR 65 million.
f) Solvency information
The Group commands a solvency position above the levels required by regulators and by the European Central bank. At 30 June 2020, at a consolidated level, the Group must maintain a minimum capital ratio of 8.86% of CET1 fully loaded (4.50% being the requirement for Pillar I, 0.84% being the requirement for Pillar II, 2.50% being the requirement for capital conservation buffer, 1% being the requirement for G-SIB and 0.02% being the requirement for anti-cyclical capital buffer). Santander Group must also maintain a minimum capital ratio of 10.65% of Tier 1 fully loaded and a minimum total ratio of 13.02% fully loaded.
At 30 June 2020, the Group has a capital ratio regulatory CET1 of 11.84% and a total ratio of 15.48%.

Capital ratio

	30-06-2020	31-12-2019
Capital coefficients
Level 1 ordinary eligible capital (million euros)	67,192	70,497
Level 1 additional eligible capital (million euros)	9,284	9,039
Level 2 eligible capital (million euros)	11,361	11,531
Risk-weighted assets (million euros)	567,446	605,244
Level 1 ordinary capital coefficient (CET 1)	11.84%	11.65%
Level 1 additional capital coefficient (AT1)	1.64%	1.49%
Level 1 capital coefficient (TIER1)	13.48%	13.14%
Level 2 capital coefficient (TIER 2)	2.00%	1.91%
Total capital coefficient	15.48%	15.05%
Leverage

	30-06-2020	31-12-2019
Leverage
Tier 1 capital (million euros)	76,476	79,536
Exposure (million euros)	1,588,446	1,544,614
Leverage ratio	4.81%	5.15%